EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.05 - Schedule 2

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	4

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2125288	XXXXXX	AZ	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	N/A	N/A	D	A	D	A	A	A	N/A	N/A	Credit	Legal Documents	Satisfied	D	A	D	A	XXXX	Missing HUD-1 (Final and Estimated)	No	Missing HUD. (HUD in file is for purchase transaction; not subject refi)	12.22.25 FSS for review12.23.25 exception satisfied	12.23.25 exception satisfied	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative score of 780 exceeds guideline requirement of 620.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  DTI of 35.47 is below guideline requirement of 50.

2138709	XXXXXX	CA	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Legal Documents	Satisfied	D	A	D	A	XXXX	Estimated HUD-1 in File, Missing Final HUD-1	No	Missing final HUD	12.16.25 FSS provided, please clear finding.12.16.25 exception satisfied	12.16.25 exception satisfied	(No Data)	Not Applicable	CFCFS2860: Good credit history
- Clayton Comments:  Good Credit History

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  102+ Months reporting positive

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  21+ Months reporting positive

2138743	XXXXXX	NC	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1739: Positive mortgage payment history
- Clayton Comments:  Guarantor demonstrates positive mortgage payment history.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  114+ months reserves exceed guidelines.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  102 months credit history exceeds guidelines.

2138703	XXXXXX	CA	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Legal Documents	Satisfied	D	A	D	A	XXXX	Estimated HUD-1 in File, Missing Final HUD-1	No	Please provide Final HUD-1.	1.14.26 FSS provided, please clear finding.1.21.26 exception satisfied	1.21.26 exception satisfied	(No Data)	Not Applicable	CFCFS1739: Positive mortgage payment history
- Clayton Comments:  Positive mortgage payment of 16 months exceeds 12 the minimum required per lender guidelines

CFCFS1746: Significant housing expense reduction
- Clayton Comments:  Prior interest rate 12.00%. New interest rate 8.875%

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 626 exceeds 620 the minimum required per lender guidelines

2138711	XXXXXX	TX	(No Data)	ATR/QM: Exempt	B	B	B	B	A	A	N/A	N/A	B	B	B	B	A	A	N/A	N/A	Credit	Credit/Mtg History	Waived	B	B	B	B	XXXX	Length of mortgage/rental history in file does not meet guideline requirement	No	Provide 12 months canceled checks for the mortgage payments made to the private lender XXX.	7/16/26- Client acknowledged exception	Final grade B	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 70 is below guideline requirement max of 75.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified reserves of $13,458.24 or 7.36 months PITI reserve exceeds required reserves of ($1,828.99 x 3 = $5,486.97).

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Representative score of 641 exceeds guideline requirement of 620.